DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

20.          DISCONTINUED OPERATIONS

As a result of the approval by MID’s shareholders and the Ontario Superior Court of Justice of the Arrangement (note 1), the Company has presented the Arrangement Transferred Assets & Business as discontinued operations in the accompanying consolidated financial statements.

On September 12, 2007, MEC’s Board of Directors approved a debt elimination plan (the “MEC Debt Elimination Plan”) to generate funds from, among other things, Thistledown in Ohio, Remington Park in Oklahoma City and MEC’s interest in Portland Meadows in Oregon. In September 2007, MEC engaged a U.S. investment bank to assist in soliciting potential purchasers and managing the sale process for certain of these assets. In October 2007, the U.S. investment bank began marketing Thistledown and Remington Park for sale and initiated an active program to locate potential buyers. However, MEC subsequently took over the sales process from the U.S. investment bank and was in discussions with potential buyers of these assets prior to the Petition Date.

In November 2007, MEC initiated a program to locate a buyer for Portland Meadows and was marketing for sale its interest in this property prior to the Petition Date.

In March 2008, MEC committed to a plan to sell Magna Racino™. MEC had initiated a program to locate potential buyers and, prior to the Petition Date, was marketing the assets for sale through a real estate agent.

The Company’s results of operations related to the discontinued operations are shown in the following table:

Years ended December 31,	2011	2010	2009
Revenues	$268,107	$184,466	$174,804
Purses, awards and other	151,848	100,945	92,595
Operating costs	82,027	90,655	63,872
Property operating costs	1,123	1,720	1,673
General and administrative	22,113	27,135	9,581
Depreciation and amortization	3,511	9,256	7,361
Interest expense (income)	(311)	(413)	4,903
Foreign exchange losses (gains)	(58)	(102)	157
Equity loss (gain)	1,964	29,501	(65)
Write-down of long-lived and
intangible assets	—	44,159	—
Operating income (loss)	5,890	(118,390)	(5,273)
Loss on disposal of real estate	—	(1,205)	—
Income (loss) before income taxes	5,890	(119,595)	(5,273)
Income tax recovery	(1,206)	(350)	(308)
Income (loss) from operations	7,096	(119,245)	(4,965)
Net gain on disposition of discontinued
operations, net of income taxes of $10.8 million	89,505	—	—
Income (loss) from discontinued operations, net of income taxes	$96,601	$(119,245)	$(4,965)

The distribution of the assets and liabilities under the Arrangement is considered a non-pro rata distribution and therefore has been recorded at fair value. Accordingly, the gain on disposition of discontinued operations was determined as the difference in the fair values and carrying values of the net assets disposed, net of costs of disposal. The difference between the fair value of the net assets disposed of and the carrying value of the 363,414 Class B Shares cancelled in the amount of $696.8 million has been recorded in the consolidated statements of changes in deficit as “Distribution under Plan of Arrangement” for the year ended December 31, 2011. A summary of the fair values and carrying values of the Arrangement Transferred Assets & Business is as follows:

	Fair Value	Carrying Value	Gain	Fair Value Measurement(i)
Development Properties
Current assets	$2,375	$2,375	$—	Level 1 and 2
Land held for development	223,217	135,398	87,819	Level 3
Current liabilities	(4,351)	(4,351)	—	Level 2
Future taxes	(1,428)	(1,428)	—	Level 3
Income Producing Property and Property in United States
Land and building	16,377	9,576	6,801	Level 3
Racing & Gaming Business
Current assets	84,613	84,613	—	Level 1 and 2
Fixed assets	7,100	7,100	—	Level 2
Racing lands and other long-term assets	401,793	393,892	7,901	Level 3
Technology companies	46,961	41,525	5,436	Level 3
Current liabilities	(38,593)	(38,593)	—	Level 2
Future taxes	(24,994)	(24,994)	—	Level 3
Other liabilities	(4,413)	(4,413)	—	Level 2
Gain on disposition before transaction costs and income taxes	708,657	600,700	107,957
Transaction costs			(8,233)
Net gain on disposition before undernoted			99,724
Reclassification to net income (loss) of foreign currency translation gain and net unrecognized actuarial pension losses			532
Income taxes			(10,751)
Net gain on disposition of discontinued operations			$89,505

(i)                                     Refer to note 18(f) for the fair value hierarchy.

The fair values of the racetrack assets of the Racing & Gaming Business were determined based on the underlying real estate as this was considered to be the highest and best use. The fair values of the real estate were primarily determined by external real estate appraisals reflecting estimated prices at which comparable assets could be purchased and adjusted for the estimated costs to convert the land for its appraised purpose.

The fair values of fixed assets, which include machinery and equipment, and furniture and fixtures, were determined using a market approach based upon management’s review of current prices at which comparable assets could be purchased under similar circumstances.

The fair values of the technology companies, which primarily included XpressBet® and AmTote, were determined in consultation with an external valuator using a discounted cash flow analysis under the income valuation methodology. The income approach required estimating a number of factors including projected revenue growth, customer attrition rates, profit margin and the discount rate. Projected revenue growth, customer attrition rates and profit margin were based upon past experience and management’s best estimate of future operating results. The discount rate represents the respective entity’s weighted average cost of capital including a risk premium where warranted.

The fair value of the 50% joint venture interest in The Village at Gulfstream Park™ was determined based on an external real estate appraisal using discounted cash flow analysis under the income valuation method. The fair value of the 51% joint venture interest in MJC was determined based on the underlying real estate determined by external real estate appraisals as this was considered to be the highest and best use.

The fair values of the lands held for development, a property located in the United States and an income producing property located in Canada were determined by external real estate appraisals or broker opinions that reflected a market approach using estimated prices at which comparable assets could be purchased.

The remaining assets and liabilities of the Racing & Gaming Business, as well as the other assets and liabilities associated with the lands held for development were primarily cash and cash equivalents, restricted cash, accounts receivable, other current assets, accounts payable and accrued liabilities, income taxes receivable and deferred revenue, for which the carrying value approximated fair value. The current and long-term portions of the proceeds from the sale of Lone Star LP, representing 50% of the outstanding total proceeds from the sale, approximate fair value as the note receivable bears interest at current market rates negotiated between arm’s-length parties.

The Company’s assets and liabilities related to discontinued operations at December 31, 2010 are shown below. At December 31, 2011, all assets and liabilities related to discontinued operations have been transferred to the Stronach Shareholder and accordingly, no amounts are recorded in the Company’s consolidated balance sheet.

As at December 31,	2011	2010
ASSETS
Non-current assets:
Real estate properties, net	$—	$490,730
Future tax assets	—	967
Receivable from Reorganized MEC	—	7,500
Fixed assets, net	—	15,127
Other assets, net	—	38,629
Intangible assets, net	—	24,753
Goodwill	—	8,603
	—	586,309
Current assets:
Receivable from Reorganized MEC	—	5,689
Inventories	—	4,763
Accounts receivable	—	27,212
Income taxes receivable	—	715
Prepaid expenses and other	—	5,727
Cash and cash equivalents	—	18,675
Restricted cash	—	9,334
	—	72,115
Total assets	$—	$658,424

LIABILITIES
Non-current liabilities:
Future tax liabilities	$—	$28,800
Other long-term liabilities	—	4,340
	—	33,140
Current liabilities:
Deferred revenue	—	3,624
Accounts payable and accrued liabilities	—	46,838
Income taxes payable	—	80
	—	50,542
Total liabilities	$—	$83,682

The Company’s commitments and contingencies relating to the discontinued operations were assumed on closing of the Arrangement by the Stronach Shareholder or shortly thereafter.